Note 8 - Operating Lease Right-of-use Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Costamare Bulkers Holdings Limited Predecessor [Member]
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2027	$17,718
2028	5,691
2029	5,676
2030	5,676
2031	3,499
Total	$38,260
Discount based on incremental borrowing rate	(3,939)
Operating lease liabilities, including current portion	$34,321